T. ROWE PRICE Institutional Large-Cap Core Growth Fund
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION
SERVICES  15.8%
Entertainment  2.9%
Netflix (1) 67,408 62,860
Sea, ADR (1) 90,336 11,788
74,648
Interactive Media &
Services  11.6%
Alphabet, Class A  185,418 28,673
Alphabet, Class C  928,793 145,105
Meta Platforms, Class A  219,633 126,588
300,366
Wireless Telecommunication
Services  1.3%
T-Mobile U.S.  128,770 34,344
34,344
Total Communication Services 409,358
CONSUMER
DISCRETIONARY  16.1%
Automobiles  2.2%
Tesla (1) 217,605 56,395
56,395
Broadline Retail  8.3%
Amazon.com (1) 1,135,848 216,106
216,106
Hotels, Restaurants &
Leisure  2.3%
Booking Holdings  5,516 25,412
Chipotle Mexican Grill (1) 429,541 21,567
DoorDash, Class A (1) 66,311 12,120
59,099
Specialty Retail  3.1%
Carvana (1) 270,990 56,658
Ross Stores  85,982 10,988
TJX  98,635 12,014
79,660
Textiles, Apparel & Luxury
Goods  0.2%
Lululemon Athletica (1) 14,499 4,104
4,104
Total Consumer Discretionary 415,364
CONSUMER STAPLES  1.1%
Food Products  0.2%
Mondelez International, Class A  93,454 6,341
6,341
Household Products  0.9%
Colgate-Palmolive  117,912 11,048
Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  65,178 11,108
22,156
Total Consumer Staples 28,497
ENERGY  0.2%
Energy Equipment &
Services  0.2%
Schlumberger  140,065 5,855
Total Energy 5,855
FINANCIALS  10.1%
Capital Markets  1.6%
Charles Schwab  119,574 9,360
Goldman Sachs Group  21,370 11,674
Morgan Stanley  98,222 11,460
S&P Global  20,100 10,213
42,707
Financial Services  6.9%
Adyen (EUR) (1) 3,571 5,473
Fiserv (1) 34,410 7,599
Mastercard, Class A  129,373 70,912
Visa, Class A  269,830 94,565
178,549
Insurance  1.6%
Chubb  97,086 29,319
Marsh & McLennan  54,092 13,200
42,519
Total Financials 263,775
HEALTH CARE  9.0%
Health Care Equipment &
Supplies  2.2%
Intuitive Surgical (1) 84,811 42,004
Stryker  40,515 15,082
57,086
Health Care Providers &
Services  1.9%
Elevance Health  17,999 7,829
UnitedHealth Group  77,210 40,439
48,268
Life Sciences Tools &
Services  1.3%
Danaher  83,071 17,029
Thermo Fisher Scientific  34,682 17,258
34,287
Pharmaceuticals  3.6%
AstraZeneca, ADR  7,212 530
Eli Lilly  111,068 91,732
Zoetis  3,151 519
92,781
Total Health Care 232,422

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  2.6%
Aerospace & Defense  1.1%
General Electric  108,032 21,623
TransDigm Group  6,010 8,313
29,936
Commercial Services &
Supplies  0.3%
Cintas  31,734 6,522
Veralto  16,364 1,595
8,117
Electrical Equipment  0.3%
GE Vernova  22,387 6,834
6,834
Ground Transportation  0.3%
Old Dominion Freight Line  42,407 7,016
7,016
Industrial Conglomerates  0.6%
Roper Technologies  27,652 16,303
16,303
Total Industrials & Business Services 68,206
INFORMATION
TECHNOLOGY  40.3%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  69,233 9,784
9,784
IT Services  0.7%
Shopify, Class A (1) 202,673 19,351
19,351
Semiconductors & Semiconductor
Equipment  14.4%
ASML Holding  32,520 21,549
Broadcom  305,552 51,159
Monolithic Power Systems  18,846 10,930
NVIDIA  2,534,623 274,703
Taiwan Semiconductor
Manufacturing, ADR  65,099 10,806
Texas Instruments  20,273 3,643
372,790
Software  15.6%
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(2)(3) 3,708 7,019
Confluent, Class A (1) 74,631 1,749
Crowdstrike Holdings, Class A (1) 21,995 7,755
Datadog, Class A (1) 30,040 2,980
Gusto, Acquisition Date: 10/4/21,
Cost $2,092 (1)(2)(3) 72,683 1,761
Intuit  27,835 17,090
Microsoft  792,110 297,350
Palantir Technologies, Class A (1) 5,800 490
ServiceNow (1) 61,986 49,350
Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 47,043 20,174
405,718
Technology Hardware, Storage &
Peripherals  9.2%
Apple  1,080,996 240,122
240,122
Total Information Technology 1,047,765
MATERIALS  0.8%
Chemicals  0.8%
Linde  23,167 10,787
Sherwin-Williams  30,525 10,659
Total Materials 21,446
UTILITIES  0.7%
Electric Utilities  0.7%
Constellation Energy  88,294 17,803
Total Utilities 17,803
Total Common Stocks (Cost
$692,263) 2,510,491
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION
TECHNOLOGY  0.6%
Software  0.6%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)
(2)(3) 233 441
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(2)
(3) 26 49
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(2)(3) 2 4
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $1,958 (1)(2)(3) 33,114 3,063
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $5,925 (1)(2)(3) 80,631 7,458
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $542 (1)(2)(3) 7,379 683
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(3) 98,373 2,384
Total Information Technology 14,082
Total Convertible Preferred Stocks
(Cost $11,860) 14,082
CORPORATE BONDS  0.3%
Carvana, 9.00%, 12/1/28, (9.00%
Cash or 12.00% PIK) (4)(5) 1,558,119 1,599
Carvana, 11.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (4)(5) 2,513,609 2,658
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (4)(5) 3,377,407 3,745
Total Corporate Bonds (Cost
$6,637) 8,002

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS  1.4%
Invesco QQQ Trust, Series 1  55,956 26,239
iShares Russell 1000 Growth ETF  29,202 10,544
Total Equity Mutual Funds (Cost
$36,882) 36,783
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve
Fund, 4.39% (6)(7) 29,287,792 29,288
Total Short-Term Investments
(Cost $29,288) 29,288
Total Investments in
Securities  100.1%
(Cost $776,930) $ 2,598,646
Other Assets Less Liabilities
(0.1)% (1,732)
Net Assets 100.0% $ 2,596,914
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $22,862 and represents 0.9% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,002 and represents 0.3% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ —# $ — $ 139+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 12,430  ¤  ¤ $ 29,288^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $139 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,288.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Institutional Large-Cap Core Growth Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,496,238 $ 5,473 $ 8,780 $ 2,510,491
Convertible Preferred Stocks — — 14,082 14,082
Corporate Bonds — 8,002 — 8,002
Equity Mutual Funds 36,783 — — 36,783
Short-Term Investments 29,288 — — 29,288
Total $ 2,562,309 $ 13,475 $ 22,862 $ 2,598,646

T. Rowe Price Institutional Large-Cap Core Growth Fund

events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E148-054Q1 03/25